CONVERTIBLE SENIOR NOTES, NET	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE SENIOR NOTES, NET
NOTE 10:-	CONVERTIBLE SENIOR NOTES, NET

Convertible note

In December 2025, the Company issued $2,000 aggregate principal amount, 0% coupon rate, of Convertible Senior Notes due 2030 (the “Convertible Notes”). The Convertible Notes mature on December 15, 2030 unless earlier repurchased, redeemed or converted. Upon conversion, the Company will settle the principal amount of converted notes using cash and the conversion premium will be settled using cash, ordinary shares or a combination of each, at the Company's election.

The Convertible Notes are convertible at an initial conversion rate of 4.1042 Ordinary Shares per $1,000 principal amount of Convertible Notes (equivalent to an initial conversion price of approximately $243.65 per Ordinary Share). The conversion rate is subject to adjustment under certain circumstances in accordance with the terms of the Indenture.  In addition, following certain corporate events that occur prior to the maturity date, or following Company’s delivery of a notice of tax redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert his notes in connection with such a corporate event or notice of tax redemption, as the case may be.

If the last reported sale price of our ordinary shares on the trading day immediately preceding the business day immediately preceding December 15, 2028 is less than 110% of the conversion price, holders of the notes have the right to require us to repurchase for cash all or any portion of their notes on December 15, 2028 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid special interest to, but excluding, the repurchase date. In addition, if we undergo a fundamental change, holders may require us to repurchase for cash all or any portion of their notes at a fundamental change repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.

Conversion terms:

Prior to the close of business on the business day immediately preceding September 16, 2030, a holder may convert its Convertible Notes only under the following circumstances:

a. During any calendar quarter commencing after the calendar quarter ending on March 31, 2026 (and only during such calendar quarter), if the last reported sale price of the Company’s ordinary shares for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day.

b. During the five business day period after any 10 consecutive trading day period (the “measurement period”) in which the trading price per $1,000 principal amount of Convertible Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day.

c. If the Company calls the Convertible Notes for redemption in certain circumstances, at any time prior to the close of business on the second scheduled trading day immediately preceding the redemption date; or

d. Upon the occurrence of specified corporate events.

On or after September 16, 2030, until the close of business on the second scheduled trading day immediately preceding the maturity date, a holder may convert its Convertible Notes at any time, regardless of the foregoing circumstances. During the year ended December 31, 2025, the conditions allowing holders of the  Convertible Notes to convert were not met. The Convertible Notes were included within long-term liabilities in the consolidated balance sheet as of December 31, 2025.

The Company may redeem for cash (1) all of the Convertible Notes at any time on or prior to the 30th scheduled trading day immediately preceding the maturity date if certain tax-related events occur and (2) all or any portion (subject to certain limitations) of the Convertible Notes, at any time, and from time to time, on or after December 20, 2028, and on or before the 30th scheduled trading day immediately before the maturity date, at its option at any time and from time to time, if the last reported sale price per share of Check Point’s ordinary shares has been at least 130% of the conversion price for a specified period of time and certain other conditions are satisfied. The redemption price will be equal to the principal amount of the Convertible Notes to be redeemed, plus accrued and unpaid special interest, if any, to, but excluding, the redemption date. Upon the occurrence of a fundamental change (as defined in the Indenture), holders may require the Company to repurchase for cash all or any portion of their Convertible Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Convertible Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.

The carrying amount of the liability is represented by the face amount of the notes, less total issuance costs, plus any amortization of issuance costs. The total issuance costs upon issuance of the notes were $28.25 and are amortized to interest expense using the effective interest rate method over the contractual term of the notes. Interest expense is recognized at an annual effective interest rate of 0.28% over the contractual term of the notes.

The net carrying amount of the Convertible Notes were as follows:

2025
Principal original amount	$2,000.0
Unamortized debt issuance costs	(27.9)

Net carrying amount	$1,972.1

The Company recognized interest expense on the Convertible Notes as follows:

2025

Amortization of debt issuance costs	$0.4

Capped Call Transactions

In connection with the pricing of the Convertible Notes, the Company entered into capped call transactions (“Capped Call Transactions”) with certain of the purchasers of the Convertible Notes. The Capped Call Transactions are purchased call options that give the Company the option to purchase the Company's ordinary shares, subject to anti-dilution adjustments substantially identical to those in the  Convertible Notes. The Capped Call Transactions will expire in 2030, if not exercised earlier. The Capped Call Transactions are intended to offset potential dilution to the Company’s ordinary shares and/or offset the potential cash payments that the Company could be required to make in excess of the principal amount upon any conversion of the Convertible Notes under certain circumstances described in the Capped Call Transactions. The Capped Call Transactions are separate transactions and are not part of the terms of the Convertible Notes. As the Capped Call Transactions are considered indexed to the Company's shares and are considered equity classified, they are recorded in shareholders’ equity on the consolidated balance sheets. The Capped Call Transactions each have an initial strike price of $243.65 and an initial cap price of approximately $334.43 per share, which represents a premium of 75% over the last reported sale price of the Company’s ordinary shares of $191.10 per share on December 3, 2025, and is subject to certain adjustments under the terms of the Capped Call Transactions. The Company paid an aggregate amount of $192 for Capped Call Transactions. The amount paid for the Capped Call Transactions was recorded as a reduction to additional paid-in capital in the consolidated balance sheets.